OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES	12 Months Ended
Dec. 31, 2018
OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES
OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES

28.  OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES

The breakdown of operation, maintenance and telecommunication service expenses is as follows:

	2016	2017	2018
Operation and maintenance	17,047	19,929	25,215
Radio frequency usage charges (Note 35c.i)	3,687	4,276	5,473
Leased lines and CPE	4,141	5,255	5,125
Concession fees and USO charges	2,217	2,249	2,297
Cost of sales of handset (Note 8)	1,481	1,544	1,860
Electricity, gas and water	960	1,037	1,051
Cost of SIM cards and vouchers (Note 8)	624	914	866
Tower leases	322	472	480
Vehicles rental and supporting facilities	367	301	413
Insurance	256	294	193
Others	161	332	920
Total	31,263	36,603	43,893

Refer to Note 33 for details of related party transactions.